GENERAL	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:         GENERAL

a.
Mer Telemanagement Solutions Ltd. (the "Company" or "MTS") was incorporated on December 27, 1995. MTS and its subsidiaries (the "Group") is a worldwide provider of telecom expense management (“TEM”), billing solutions and contact center software.

The Company's wholly-owned subsidiaries in the United States and Hong Kong, MTS IntegraTRAK Inc. and MTS Asia Ltd., act as marketing and customer service organizations in those countries.

The Company's shares are listed for trade on the NASDAQ Capital Market under the symbol "MTSL".

In April 2015, the Company acquired 100% of the outstanding shares of Vexigo, a privately-held Israeli-based software company supporting video advertising over the internet and mobile devices.

During 2018, Vexigo sold its operation to an unaffiliated third party.  The consideration for the sale was $250 receivable in three (3) installments, which were fully paid during 2018 and 2019.

On September 6, 2018, the Company entered into a Securities Purchase Agreement (the "Alpha Capital SPA") with Alpha Capital Anstalt, an institutional investor, for the investment of $1,353 in a newly-created class of convertible preferred shares, and $188 in ordinary shares of the Company. The closing date of the Alpha Capital SPA was on October 31, 2018.

The Alpha Capital SPA includes a greenshoe option for a future investment by Alpha Capital of up to $1.5 million in the newly created preferred shares at the same price per preferred share paid in the initial investment during a period of 18 months following the closing date of the Alpha Capital SPA. In December 2019 and April 2020, the Company and its Board members approved an extension of Alpha’s remaining portion of the greenshoe option by six months until April 30, 2020 and by an additional three-month period until July 31, 2020, respectively. During 2020 and 2019 Alpha Capital fully exercised its greenshoe option and purchased an aggregated number of 1,315,789 convertible preferred shares in consideration of $1,500,000

b.	Discontinued operations:

1.	In March 2009, the Company discontinued the operations of TABS Brazil Ltda. its wholly owned subsidiary in Brazil.

2.	In June 2018, the Company discontinued the operations of Vexigo ltd. a wholly owned subsidiary in Israel, which was then sold to a third party.

The results of the discontinued operations including prior periods' comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of income and balance sheets are presented below.

The summarized results of operations for Vexigo and TABS Brazil Ltd for the years ended December 31, 2018, 2019 and 2020, are as follows:

	Year ended December 31,
	2020	2019	*)2018
Revenue	$-	$301	$794
Cost of revenues	-	255	1,034
Gross profit (loss)	-	46	(240)
Operating expenses (income)	(58)	(9)	310
Operating loss (income)	(58)	(55)	550
Financial income, net	21	2	16
Gain on disposal of the discontinued operations	-	-	250
Total net loss (income) from discontinued operations	$(37)	$(57)	$284

*)       Represent the results of the discontinued operations until their disposal.

The major classes of assets and liabilities that were classified as discontinued operations were:

	December 31,
	2020	2019

Cash and cash equivalents	$176	$170
Property and equipment, net	2	2
Total assets of discontinued operations	178	172

Trade payables	334	337
Accrued expenses and other liabilities	162	179
Total liabilities of discontinued operations	$496	$516

c.	The Company has historically suffered recurring losses from its operating activities.

The Company incurred losses for the years ended December 31, 2019 and 2020, amounting to $ 135 and $ 1,815 and has accumulated deficit of $ 29,362 as of December 31, 2020.

In addition, the Company incurred negative cash flows from continuing operations of $1,331 for the year ended December 31, 2020.

Those factors raise substantial doubt about the Company's ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due.

The Company intends to finance operating costs over the next twelve months with existing cash on hand after reducing operating spend if needed. During 2018 - 2020, the Company implemented a substantive cost reduction mainly by employee’s layoff and reduced its lease expenses during the first quarter of 2019 and the second half of 2020. The Company searched for additional sources of financing and on April 15, 2021, the Company entered into a definitive agreement and Plan of Merger (the “Merger Agreement”) with SharpLink, Inc., a company incorporated under the laws of the State of Minnesota and a leading online technology company that works with sports leagues, fantasy sports sites and media companies to connect fans to relevant and timely betting content sourced from its sportsbook partners (“SharpLink”), and New SL Acquisition Corp., a company incorporated under the laws of the State of Delaware and a wholly-owned subsidiary of the Company (“Merger Sub”). The Merger Agreement is subject to the approval of the Company’s shareholders at a meeting of shareholders that is expected to be held in the second quarter of 2021, along with the satisfaction or waiver of other customary conditions. For additional information, see Note 10.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. The consolidated financial statements for the year ended December 31, 2020, do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty to the Company's ability to continue as a going concern.